Fair value measured of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	$ 673	$ 767
Liabilities	(273)	(279)
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(271)
Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(1)
Recurring fair value measurement [member] | Interest Rate Derivatives [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(1)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	650	652
Liabilities	(1)	(10)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity Derivatives Liabilities [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(1)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	23	115
Liabilities	(272)	$ (269)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Currency Contracts Derivative [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(271)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Derivatives [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(1)
Recurring fair value measurement [member] | Marketable Securities [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	650
Recurring fair value measurement [member] | Marketable Securities [Member] | Level 1 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	650
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	23
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member] | Level 2 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	$ 23